Related Parties - Summary of Guarantees Received from Related Parties (Details) - Kapes Inc [Member] ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Defect Guarantees [Member]
Disclosure In Tabular Form Of Guarantees Provided To Related Parties [Line Items]
Credit limit	₩ 17,558
Performance Guarantees [Member]
Disclosure In Tabular Form Of Guarantees Provided To Related Parties [Line Items]
Credit limit	6,229
Advance Payment Guarantee [Member]
Disclosure In Tabular Form Of Guarantees Provided To Related Parties [Line Items]
Credit limit	₩ 135,598